PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 -	PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:
	June 30,
	2013	2014

Buildings	$57,745,469	$76,779,119
Machinery	5,364,308	6,375,372
Software	3,143,292	3,717,526
Vehicles	3,240,058	4,122,134
Electronic and other equipment	18,630,226	20,681,622
Construction in progress	16,598,819	1,996,568
	104,722,172	113,672,341

Less: Accumulated depreciation	(25,225,857)	(31,327,516)

	$79,496,315	$82,344,825

Total property, plant and equipment with carrying values of $1,125,846 and $3,880,946 were pledged to secure short-term bank loans (note 14) as of June 30, 2013 and 2014, respectively.

Buildings and vehicles with a total carrying value of $39,651,261 and $35,113,985 were pledged to secure long-term bank loans as of June 30, 2013 and 2014, respectively (note 15).

Construction in progress consists of 1) capital expenditures and capitalized interest charges relating to the construction of facilities and assembly lines projects, 2) expenditures related to the newly purchased SAP system in 2014. The related implementation of SAP system was still in process as at June 30, 2014. Interest of $102,577, $418,715 and $793,343 during the period of construction for the years ended June 30, 2012, 2013 and 2014, respectively, have been capitalized.

The depreciation expenses for the years ended June 30, 2012, 2013 and 2014 were $6,054,199, $6,223,644 and $7,050,577, respectively.

Assets leased to others under operating leases

The Company has entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

	June 30,
	2013	2014

Buildings at cost	$10,846,090	$10,891,746
Less: accumulated depreciation	(3,193,260)	(3,547,372)
Buildings, net	7,652,830	7,344,374

At June 30, 2014, scheduled minimum rental payments to be received for buildings leased to others were:

Year ending June 30,
2015	$1,490,150
2016	1,534,855
2017	1,580,900
2018	1,628,327
2019 and onwards	9,223,624

$15,457,856